Consolidated Statements of Earnings - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Processing and services revenues (for related party activity, see note 5)		$ 6,595.2	$ 6,413.8	$ 6,063.4
Cost of revenues (for related party activity, see note 5)		4,393.2	4,328.3	4,092.7
Gross profit		2,202.0	2,085.5	1,970.7
Selling, general, and administrative expenses (for related party activity, see note 5)		1,102.8	814.9	907.8
Operating income		1,099.2	1,270.6	1,062.9
Other income (expense):
Interest income		15.7	15.3	10.4
Interest expense		(199.1)	(172.8)	(198.6)
Other income (expense), net		121.1	(59.7)	(51.2)
Total other income (expense)		(62.3)	(217.2)	(239.4)
Earnings from continuing operations before income taxes		1,036.9	1,053.4	823.5
Provision for income taxes		378.8	335.1	308.9
Earnings from continuing operations, net of tax		658.1	718.3	514.6
Earnings (loss) from discontinued operations, net of tax		(7.3)	(11.4)	3.1
Net earnings		650.8	706.9	517.7
Net earnings attributable to noncontrolling interest		(19.3)	(27.8)	(24.6)
Net earnings attributable to FIS common stockholders		$ 631.5	$ 679.1	$ 493.1
Net earnings per share — basic from continuing operations attributable to FIS common stockholders (in dollars per share)		$ 2.24	$ 2.42	$ 1.69
Net earnings (loss) per share — basic from discontinued operations attributable to FIS common stockholders (in dollars per share)		(0.03)	(0.04)	0.01
Net earnings per share — basic attributable to FIS common stockholders (in dollars per share)	[1]	$ 2.22	$ 2.38	$ 1.70
Weighted average shares outstanding — basic		285.0	284.8	289.7
Net earnings per share — diluted from continuing operations attributable to FIS common stockholders (in dollars per share)		$ 2.21	$ 2.39	$ 1.67
Net earnings (loss) per share — diluted from discontinued operations attributable to FIS common stockholders (in dollars per share)		(0.03)	(0.04)	0.01
Net earnings per share — diluted attributable to FIS common stockholders (in dollars per share)	[1]	$ 2.19	$ 2.35	$ 1.68
Weighted average shares outstanding — diluted		288.7	288.7	294.2
Amounts attributable to FIS common stockholders:
Earnings from continuing operations, net of tax		$ 638.8	$ 690.5	$ 490.0
Earnings (loss) from discontinued operations, net of tax		(7.3)	(11.4)	3.1
Net earnings attributable to FIS common stockholders		$ 631.5	$ 679.1	$ 493.1

[1]	Amounts may not sum due to rounding.